MUTUAL FUNDS	12 Months Ended
Dec. 31, 2019
Disclosure of mutual funds portfolio [abstract]
MUTUAL FUNDS

20.    MUTUAL FUNDS

As of December 31, 2019 and 2018, Banco Supervielle S.A. is the depository of the Mutual Funds managed by Supervielle Asset Management S.A.

	Portfolio		Net Worth		Number of Units
Mutual Fund	12/31/2019	12/31/2018	12/31/2019	12/31/2018	12/31/2019	12/31/2018
Premier Renta C.P. Pesos	14,031,863	8,281,012	14,010,386	8,266,083	3,958,398,573	1,475,029,312
Premier Renta Plus en Pesos	109,147	573,083	107,200	554,760	10,250,999	49,671,811
Premier Renta Fija Ahorro	465,427	5,156,205	459,494	5,038,765	12,851,475	136,640,472
Premier Renta Fija Crecimiento	46,922	67,139	46,657	66,643	3,688,485	4,369,322
Premier Renta Variable	166,391	245,226	163,998	226,060	6,982,580	8,130,311
Premier FCI Abierto Pymes	560,360	631,380	559,099	630,259	91,559,624	99,122,237
Premier Commodities	21,039	8,912	13,593	7,930	2,596,034	1,599,150
Premier Capital	129,058	277,778	128,718	277,455	36,057,519	67,052,867
Premier Inversión	135,360	275,771	135,291	275,395	442,160,447	888,100,323
Premier Balanceado	623,862	942,774	623,293	942,030	249,317,925	359,887,367
Premier Renta Mixta	133,255	90,124	133,147	90,080	76,562,093	44,863,120
Premier Renta Mixta en USD	130,212	725,057	129,733	7,222,633	2,815,589	13,892,155
Premier Performance en USD	453,884	3,649,334	452,866	3,630,806	9,312,208	62,805,294
Premier Global USD	698,915	—	696,759	—	11,338,023	—